SUBSEQUENT EVENTS (Details Narrative) - USD ($)							12 Months Ended
	Feb. 05, 2026	Jan. 31, 2026	Jan. 06, 2026	Jan. 02, 2026	Aug. 23, 2023	Aug. 21, 2023	Dec. 31, 2025	Dec. 31, 2024	Mar. 11, 2026
Key Mining Corp [Member]
Subsequent Event [Line Items]
Business combination, consideration transferred					$ 450,000
Proceeds from issuance of common stock								$ 54,810
Common stock issued for cash, shares						2,000,000
Subsequent Event [Member] | Compass Digital Acquisition Corp [Member]
Subsequent Event [Line Items]
Business combination, consideration transferred	$ 230,000,000		$ 230,000,000
Business combination, price per share			$ 10.00
Subsequent Event [Member] | Key Mining Corp [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock				$ 15,000
Common stock issued for cash, shares				100,000
Proceeds from warrant exercises		$ 50,350
Number of warrants exercise		335,666
Warrant exercise price		$ 0.15
Subsequent Event [Member] | Key Mining Corp [Member] | Gold Express Mines Inc [Member]
Subsequent Event [Line Items]
Notes Payable									$ 100,000